Securities at amortised cost - Additional information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Exposure percentage in ABS portfolio	81.00%	90.00%
Borrowed debt securities	€ 0	€ 0
Debt Securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	93,022,000,000	85,914,000,000
Debt Securities [member] | Bond Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 87,838,000,000	€ 79,659,000,000